Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,126,000
Previously Paid Amount	0.00
Total Fee Amount	155.50
Total Offset Amount	0.00
Net Fee	155.50
Narrative - Max Aggregate Offering Price	$ 1,126,000
Final Prospectus	true